Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income Expenses Net
Other operating income, net	R$ 59,063	R$ 99,307	R$ 64,638
Other operating expenses	(339,513)	(71,382)	(56,311)
Other operating income (expenses), net	R$ (280,450)	R$ 27,925	R$ 8,327